Related Party Transactions - Summary of Amount Due From/To Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) Supplier	Dec. 31, 2021 USD ($) Supplier	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Number of new product supplier | Supplier	1	1
Amount due to related parties	¥ 73,976	$ 11,608	¥ 114,669	¥ 107,864
JD Group | Prepaid Subscription
Related Party Transaction [Line Items]
Amount due to related parties			35,000
JD Group | Prepaid Subscription | Series E Convertible Redeemable Preferred Shares
Related Party Transaction [Line Items]
Amount due to related parties			¥ 35,000